STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 105.3%
Automobiles & Components - 1.5%
Aptiv PLC	19,779	[a]	1,575,397
BorgWarner, Inc.	16,659		578,734
Ford Motor Co.	282,295		3,748,878
General Motors Co.	82,136		3,724,868
Tesla, Inc.	198,076	[a]	34,819,780
			44,447,657
Banks - 3.5%
Bank of America Corp.	491,809		18,649,397
Citigroup, Inc.	136,713		8,645,730
Citizens Financial Group, Inc.	33,440		1,213,538
Comerica, Inc.	8,615		473,739
Fifth Third Bancorp	46,863		1,743,772
Huntington Bancshares, Inc.	102,746		1,433,307
JPMorgan Chase & Co.	207,001		41,462,300
KeyCorp	64,690		1,022,749
M&T Bank Corp.	12,093		1,758,806
Regions Financial Corp.	65,015		1,367,916
The PNC Financial Services Group, Inc.	28,846		4,661,514
Truist Financial Corp.	95,267		3,713,508
U.S. Bancorp	111,220		4,971,534
Wells Fargo & Co.	257,232		14,909,167
			106,026,977
Capital Goods - 6.1%
3M Co.	39,898		4,231,981
A.O. Smith Corp.	7,976		713,533
Allegion PLC	6,569		884,910
AMETEK, Inc.	16,724		3,058,820
Axon Enterprise, Inc.	5,181	[a]	1,621,031
Builders FirstSource, Inc.	8,945	[a]	1,865,480
Carrier Global Corp.	59,045		3,432,286
Caterpillar, Inc.	36,441		13,353,076
Cummins, Inc.	10,100		2,975,965
Deere & Co.	18,592		7,636,478
Dover Corp.	10,228		1,812,299
Eaton Corp. PLC	28,523		8,918,572
Emerson Electric Co.	41,310		4,685,380
Fastenal Co.	40,536		3,126,947
Fortive Corp.	24,713		2,125,812
Generac Holdings, Inc.	4,398	[a]	554,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Capital Goods - 6.1% (continued)
General Dynamics Corp.	16,321		4,610,519
General Electric Co.	77,746		13,646,755
Honeywell International, Inc.	47,018		9,650,445
Howmet Aerospace, Inc.	27,360		1,872,245
Hubbell, Inc.	3,920		1,626,996
Huntington Ingalls Industries, Inc.	2,994		872,661
IDEX Corp.	5,247		1,280,373
Illinois Tool Works, Inc.	19,472		5,224,922
Ingersoll Rand, Inc.	29,199		2,772,445
Johnson Controls International PLC	48,620		3,175,858
L3Harris Technologies, Inc.	13,462		2,868,752
Lockheed Martin Corp.	15,279		6,949,959
Masco Corp.	16,248		1,281,642
Nordson Corp.	3,916		1,075,099
Northrop Grumman Corp.	10,125		4,846,433
Otis Worldwide Corp.	28,146		2,794,053
PACCAR, Inc.	37,135		4,600,655
Parker-Hannifin Corp.	9,273		5,153,841
Pentair PLC	11,948		1,020,837
Quanta Services, Inc.	10,355		2,690,229
Rockwell Automation, Inc.	8,418		2,452,416
RTX Corp.	94,697		9,235,798
Snap-on, Inc.	3,905		1,156,739
Stanley Black & Decker, Inc.	10,591		1,037,177
Textron, Inc.	13,799		1,323,738
The Boeing Company	41,100	[a]	7,931,889
Trane Technologies PLC	16,443		4,936,189
TransDigm Group, Inc.	3,951		4,866,052
United Rentals, Inc.	4,751		3,425,994
W.W. Grainger, Inc.	3,155		3,209,582
Westinghouse Air Brake Technologies Corp.	12,736		1,855,380
Xylem, Inc.	17,098		2,209,746
			182,652,753
Commercial & Professional Services - 1.3%
Automatic Data Processing, Inc.	29,381		7,337,611
Broadridge Financial Solutions, Inc.	8,429		1,726,765
Cintas Corp.	6,183		4,247,906
Copart, Inc.	62,732	[a]	3,633,437
Dayforce, Inc.	11,062	[a]	732,415
Equifax, Inc.	8,829		2,361,934
Jacobs Solutions, Inc.	9,311		1,431,380
Leidos Holdings, Inc.	9,614		1,260,299
Paychex, Inc.	22,779		2,797,261

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Commercial & Professional Services - 1.3% (continued)
Paycom Software, Inc.	3,217		640,215
Republic Services, Inc.	14,555		2,786,409
Robert Half, Inc.	6,996		554,643
Rollins, Inc.	20,965		970,051
Veralto Corp.	15,138		1,342,135
Verisk Analytics, Inc.	10,294		2,426,605
Waste Management, Inc.	26,141		5,571,954
			39,821,020
Consumer Discretionary Distribution & Retail - 6.3%
Amazon.com, Inc.	653,505	[a]	117,879,232
AutoZone, Inc.	1,257	[a]	3,961,624
Bath & Body Works, Inc.	15,775		789,066
Best Buy Co., Inc.	14,398		1,181,068
CarMax, Inc.	11,587	[a,b]	1,009,344
eBay, Inc.	36,941		1,949,746
Etsy, Inc.	8,740	[a]	600,613
Genuine Parts Co.	9,709		1,504,215
LKQ Corp.	19,698		1,052,070
Lowe's Cos., Inc.	41,225		10,501,244
O'Reilly Automotive, Inc.	4,196	[a]	4,736,780
Pool Corp.	2,829		1,141,502
Ross Stores, Inc.	23,804		3,493,475
The Home Depot, Inc.	71,437		27,403,233
The TJX Companies, Inc.	80,771		8,191,795
Tractor Supply Co.	7,517		1,967,349
Ulta Beauty, Inc.	3,475	[a]	1,817,008
			189,179,364
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	21,877		3,599,860
Deckers Outdoor Corp.	1,823	[a]	1,715,917
Garmin Ltd.	10,566		1,572,960
Hasbro, Inc.	9,867		557,683
Lennar Corp., Cl. A	17,421		2,996,064
Lululemon Athletica, Inc.	8,205	[a]	3,205,283
Mohawk Industries, Inc.	4,117	[a]	538,874
NIKE, Inc., Cl. B	86,523		8,131,432
NVR, Inc.	226	[a]	1,830,591
PulteGroup, Inc.	14,812		1,786,623
Ralph Lauren Corp.	2,609		489,866
Tapestry, Inc.	17,321		822,401
VF Corp.	22,615		346,914
			27,594,468
Consumer Services - 2.2%
Airbnb, Inc., Cl. A	31,055	[a]	5,122,833

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Consumer Services - 2.2% (continued)
Booking Holdings, Inc.	2,492		9,040,677
Caesars Entertainment, Inc.	15,562	[a]	680,682
Carnival Corp.	69,424	[a]	1,134,388
Chipotle Mexican Grill, Inc.	1,960	[a]	5,697,269
Darden Restaurants, Inc.	8,713		1,456,378
Domino's Pizza, Inc.	2,436		1,210,400
Expedia Group, Inc.	9,067	[a]	1,248,979
Hilton Worldwide Holdings, Inc.	18,354		3,915,092
Las Vegas Sands Corp.	26,784		1,384,733
Marriott International, Inc., Cl. A	17,546		4,427,031
McDonald's Corp.	52,125		14,696,644
MGM Resorts International	19,801	[a]	934,805
Norwegian Cruise Line Holdings Ltd.	32,383	[a,b]	677,776
Royal Caribbean Cruises Ltd.	16,660	[a]	2,315,907
Starbucks Corp.	80,619		7,367,770
Wynn Resorts Ltd.	6,918		707,227
Yum! Brands, Inc.	19,916		2,761,353
			64,779,944
Consumer Staples Distribution - 1.9%
Costco Wholesale Corp.	31,755		23,264,666
Dollar General Corp.	15,613		2,436,565
Sysco Corp.	35,944		2,917,934
Target Corp.	32,780		5,808,944
The Kroger Company	46,100		2,633,693
Walgreens Boots Alliance, Inc.	53,254		1,155,079
Walmart, Inc.	307,221		18,485,488
			56,702,369
Consumer Staples Distribution & Retail - .1%
Dollar Tree, Inc.	14,961	[a]	1,992,057
Energy - 4.2%
APA Corp.	22,505		773,722
Baker Hughes Co.	71,104		2,381,984
Chevron Corp.	124,075		19,571,590
ConocoPhillips	84,021		10,694,193
Coterra Energy, Inc.	55,665		1,551,940
Devon Energy Corp.	45,108		2,263,519
Diamondback Energy, Inc.	12,617		2,500,311
EOG Resources, Inc.	41,646		5,324,025
EQT Corp.	29,816		1,105,279
Exxon Mobil Corp.	283,951		33,006,464
Halliburton Co.	63,885		2,518,347
Hess Corp.	19,854		3,030,515
Kinder Morgan, Inc.	139,213		2,553,166
Marathon Oil Corp.	39,060		1,106,960

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Energy - 4.2% (continued)
Marathon Petroleum Corp.	26,416		5,322,824
Occidental Petroleum Corp.	47,577		3,092,029
ONEOK, Inc.	42,195		3,382,773
Phillips 66	30,799		5,030,709
Pioneer Natural Resources Co.	16,592		4,355,400
Schlumberger NV	101,914		5,585,906
Targa Resources Corp.	15,496		1,735,397
The Williams Companies, Inc.	86,898		3,386,415
Valero Energy Corp.	24,215		4,133,258
			124,406,726
Equity Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	11,347	[c]	1,462,742
American Tower Corp.	33,299	[c]	6,579,549
AvalonBay Communities, Inc.	10,202	[c]	1,893,083
Boston Properties, Inc.	9,701	[c]	633,572
Camden Property Trust	8,017	[c]	788,873
Crown Castle, Inc.	31,152	[c]	3,296,816
Digital Realty Trust, Inc.	21,753	[c]	3,133,302
Equinix, Inc.	6,695	[c]	5,525,584
Equity Residential	24,034	[c]	1,516,786
Essex Property Trust, Inc.	4,601	[c]	1,126,371
Extra Space Storage, Inc.	14,905	[c]	2,191,035
Federal Realty Investment Trust	5,635	[c]	575,446
Healthpeak Properties, Inc.	48,913	[c]	917,119
Host Hotels & Resorts, Inc.	49,359	[c]	1,020,744
Invitation Homes, Inc.	40,437	[c]	1,439,962
Iron Mountain, Inc.	21,009	[c]	1,685,132
Kimco Realty Corp.	49,266	[c]	966,106
Mid-America Apartment Communities, Inc.	8,616	[c]	1,133,693
Prologis, Inc.	66,002	[c]	8,594,780
Public Storage	11,304	[c]	3,278,838
Realty Income Corp.	59,413	[c]	3,214,243
Regency Centers Corp.	10,835	[c]	656,168
SBA Communications Corp.	7,721	[c]	1,673,141
Simon Property Group, Inc.	23,468	[c]	3,672,507
UDR, Inc.	22,180	[c]	829,754
Ventas, Inc.	29,285	[c]	1,275,069
VICI Properties, Inc.	73,722	[c]	2,196,178
Welltower, Inc.	39,394	[c]	3,680,975
Weyerhaeuser Co.	51,484	[c]	1,848,790
			66,806,358
Financial Services - 8.0%
American Express Co.	40,916		9,316,164

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Financial Services - 8.0% (continued)
Ameriprise Financial, Inc.	7,201		3,157,206
Berkshire Hathaway, Inc., Cl. B	129,967	[a]	54,653,723
BlackRock, Inc.	9,989		8,327,829
Blackstone, Inc.	51,465		6,760,957
Capital One Financial Corp.	27,807		4,140,184
Cboe Global Markets, Inc.	7,680		1,411,046
CME Group, Inc.	25,715		5,536,182
Corpay, Inc.	5,088	[a]	1,569,852
Discover Financial Services	17,983		2,357,391
FactSet Research Systems, Inc.	2,629		1,194,591
Fidelity National Information Services, Inc.	42,747		3,170,972
Fiserv, Inc.	43,194	[a]	6,903,265
Franklin Resources, Inc.	21,069		592,250
Global Payments, Inc.	18,501		2,472,844
Intercontinental Exchange, Inc.	40,754		5,600,822
Invesco Ltd.	29,758		493,685
Jack Henry & Associates, Inc.	4,686		814,099
MarketAxess Holdings, Inc.	2,704		592,852
Mastercard, Inc., Cl. A	59,153		28,486,310
Moody's Corp.	11,242		4,418,443
Morgan Stanley	89,492		8,426,567
MSCI, Inc.	5,681		3,183,916
Nasdaq, Inc.	24,660		1,556,046
Northern Trust Corp.	14,300		1,271,556
PayPal Holdings, Inc.	77,124	[a]	5,166,537
Raymond James Financial, Inc.	13,541		1,738,935
S&P Global, Inc.	22,928		9,754,718
State Street Corp.	21,575		1,668,179
Synchrony Financial	28,376		1,223,573
T. Rowe Price Group, Inc.	16,350		1,993,392
The Bank of New York Mellon Corp.	52,794		3,041,990
The Charles Schwab Corp.	106,307		7,690,248
The Goldman Sachs Group, Inc.	23,294		9,729,671
Visa, Inc., Cl. A	112,981	[b]	31,530,737
			239,946,732
Food, Beverage & Tobacco - 2.9%
Altria Group, Inc.	125,802		5,487,483
Archer-Daniels-Midland Co.	39,187		2,461,335
Brown-Forman Corp., Cl. B	13,330		688,095
Bunge Global SA	10,417		1,067,951
Campbell Soup Co.	13,419		596,475
Conagra Brands, Inc.	34,935		1,035,473
Constellation Brands, Inc., Cl. A	11,519		3,130,403

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Food, Beverage & Tobacco - 2.9% (continued)
General Mills, Inc.	42,227		2,954,623
Hormel Foods Corp.	21,836		761,858
Kellanova	17,704		1,014,262
Keurig Dr. Pepper, Inc.	74,149		2,274,150
Lamb Weston Holdings, Inc.	10,195		1,086,073
McCormick & Co., Inc.	18,561		1,425,670
Molson Coors Beverage Co., Cl. B	13,022		875,730
Mondelez International, Inc., Cl. A	95,470		6,682,900
Monster Beverage Corp.	53,504	[a]	3,171,717
PepsiCo, Inc.	98,210		17,187,732
Philip Morris International, Inc.	110,892		10,159,925
The Coca-Cola Company	277,949		17,004,920
The Hershey Company	10,590		2,059,755
The J.M. Smucker Company	7,412		932,948
The Kraft Heinz Company	58,207		2,147,838
Tyson Foods, Inc., Cl. A	19,267		1,131,551
			85,338,867
Health Care Equipment & Services - 5.5%
Abbott Laboratories	123,961		14,089,407
Align Technology, Inc.	5,134	[a]	1,683,541
Baxter International, Inc.	35,626		1,522,655
Becton, Dickinson and Co.	21,015		5,200,162
Boston Scientific Corp.	104,593	[a]	7,163,575
Cardinal Health, Inc.	17,889		2,001,779
Cencora, Inc.	12,164		2,955,730
Centene Corp.	37,885	[a]	2,973,215
CVS Health Corp.	90,032		7,180,952
DaVita, Inc.	3,772	[a]	520,725
Dentsply Sirona, Inc.	15,670		520,087
DexCom, Inc.	27,486	[a]	3,812,308
Edwards Lifesciences Corp.	43,324	[a]	4,140,041
Elevance Health, Inc.	16,784		8,703,175
GE HealthCare Technologies, Inc.	28,655		2,605,026
HCA Healthcare, Inc.	14,149		4,719,116
Henry Schein, Inc.	9,391	[a]	709,208
Hologic, Inc.	16,482	[a]	1,284,937
Humana, Inc.	8,711		3,020,278
IDEXX Laboratories, Inc.	6,002	[a]	3,240,660
Insulet Corp.	4,774	[a]	818,264
Intuitive Surgical, Inc.	25,149	[a]	10,036,714
Laboratory Corp. of America Holdings	5,849		1,277,773
McKesson Corp.	9,301		4,993,242
Medtronic PLC	95,043		8,282,997
Molina Healthcare, Inc.	4,079	[a]	1,675,776

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Health Care Equipment & Services - 5.5% (continued)
Quest Diagnostics, Inc.	7,633		1,016,029
ResMed, Inc.	10,422		2,063,869
Steris PLC	7,188		1,616,006
Stryker Corp.	24,152		8,643,276
Teleflex, Inc.	3,004		679,415
The Cigna Group	21,005		7,628,806
The Cooper Companies, Inc.	14,924		1,514,189
UnitedHealth Group, Inc.	66,070		32,684,829
Universal Health Services, Inc., Cl. B	4,579		835,484
Zimmer Biomet Holdings, Inc.	14,951		1,973,233
			163,786,479
Household & Personal Products - 1.5%
Church & Dwight Co., Inc.	17,978		1,875,285
Colgate-Palmolive Co.	58,489		5,266,934
Kenvue, Inc.	121,880		2,615,545
Kimberly-Clark Corp.	24,140		3,122,509
The Clorox Company	9,128		1,397,588
The Estee Lauder Companies, Inc., Cl. A	16,810		2,591,262
The Procter & Gamble Company	167,645		27,200,401
			44,069,524
Insurance - 2.3%
Aflac, Inc.	38,095		3,270,837
American International Group, Inc.	50,149		3,920,147
Aon PLC, Cl. A	14,364		4,793,554
Arch Capital Group Ltd.	26,084	[a]	2,411,205
Arthur J. Gallagher & Co.	15,739		3,935,380
Assurant, Inc.	3,877		729,806
Brown & Brown, Inc.	16,479		1,442,572
Chubb Ltd.	28,779		7,457,502
Cincinnati Financial Corp.	10,936		1,357,923
Everest Group Ltd.	2,990		1,188,525
Globe Life, Inc.	6,356		739,648
Loews Corp.	12,005		939,871
Marsh & McLennan Cos., Inc.	35,203		7,251,114
MetLife, Inc.	44,164		3,272,994
Principal Financial Group, Inc.	16,316		1,408,234
Prudential Financial, Inc.	25,917		3,042,656
The Allstate Corp.	19,254		3,331,135
The Hartford Financial Services Group, Inc.	21,436		2,208,980
The Progressive Corp.	41,791		8,643,215
The Travelers Companies, Inc.	16,071		3,698,580
W.R. Berkley Corp.	15,165		1,341,193

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Insurance - 2.3% (continued)
Willis Towers Watson PLC	7,519		2,067,725
			68,452,796
Materials - 2.5%
Air Products & Chemicals, Inc.	16,056		3,889,887
Albemarle Corp.	7,972		1,050,231
Amcor PLC	102,766		977,305
Avery Dennison Corp.	5,714		1,275,651
Ball Corp.	22,967		1,547,057
Celanese Corp.	7,306		1,255,609
CF Industries Holdings, Inc.	14,033		1,167,686
Corteva, Inc.	50,341		2,903,165
Dow, Inc.	50,228		2,909,708
DuPont de Nemours, Inc.	31,173		2,390,034
Eastman Chemical Co.	8,593		861,190
Ecolab, Inc.	18,256		4,215,310
FMC Corp.	9,318		593,557
Freeport-McMoRan, Inc.	102,433		4,816,400
International Flavors & Fragrances, Inc.	17,900		1,539,221
International Paper Co.	25,325		988,182
Linde PLC	34,637		16,082,652
LyondellBasell Industries NV, Cl. A	17,963		1,837,256
Martin Marietta Materials, Inc.	4,432		2,720,982
Newmont Corp.	82,140		2,943,898
Nucor Corp.	18,020		3,566,158
Packaging Corp. of America	6,089		1,155,570
PPG Industries, Inc.	16,935		2,453,882
Steel Dynamics, Inc.	10,458		1,550,189
The Mosaic Company	23,447		761,090
The Sherwin-Williams Company	16,820		5,842,091
Vulcan Materials Co.	9,403		2,566,267
WestRock Co.	18,107		895,391
			74,755,619
Media & Entertainment - 8.5%
Alphabet, Inc., Cl. A	422,738	[a]	63,803,846
Alphabet, Inc., Cl. C	351,539	[a]	53,525,328
Charter Communications, Inc., Cl. A	7,272	[a,b]	2,113,461
Comcast Corp., Cl. A	282,799		12,259,337
Electronic Arts, Inc.	17,832		2,365,771
Fox Corp., Cl. A	17,373		543,254
Fox Corp., Cl. B	7,258		207,724
Live Nation Entertainment, Inc.	9,835	[a]	1,040,248
Match Group, Inc.	18,619	[a]	675,497
Meta Platforms, Inc., Cl. A	157,300		76,381,734
Netflix, Inc.	30,941	[a]	18,791,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Media & Entertainment - 8.5% (continued)
News Corporation, Cl. A	25,770		674,659
News Corporation, Cl. B	9,399		254,337
Omnicom Group, Inc.	14,634		1,415,986
Paramount Global, Cl. B	36,618		430,994
Take-Two Interactive Software, Inc.	10,987	[a]	1,631,460
The Interpublic Group of Companies, Inc.	28,382		926,105
The Walt Disney Company	131,526		16,093,521
Warner Bros Discovery, Inc.	157,490	[a]	1,374,888
			254,509,548
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
AbbVie, Inc.	126,117		22,965,906
Agilent Technologies, Inc.	20,875		3,037,521
Amgen, Inc.	38,563		10,964,232
Biogen, Inc.	10,248	[a]	2,209,776
Bio-Rad Laboratories, Inc., Cl. A	1,448	[a]	500,820
Bio-Techne Corp.	11,768		828,350
Bristol-Myers Squibb Co.	145,348		7,882,222
Catalent, Inc.	12,261	[a]	692,133
Charles River Laboratories International, Inc.	3,532	[a]	956,995
Danaher Corp.	46,977		11,731,096
Eli Lilly & Co.	56,962		44,314,158
Gilead Sciences, Inc.	89,008		6,519,836
Illumina, Inc.	11,104	[a]	1,524,801
Incyte Corp.	13,403	[a]	763,569
IQVIA Holdings, Inc.	13,195	[a]	3,336,884
Johnson & Johnson	171,958		27,202,036
Merck & Co., Inc.	181,012		23,884,533
Mettler-Toledo International, Inc.	1,529	[a]	2,035,542
Moderna, Inc.	23,636	[a]	2,518,652
Pfizer, Inc.	403,338		11,192,629
Regeneron Pharmaceuticals, Inc.	7,553	[a]	7,269,687
Revvity, Inc.	8,180		858,900
Thermo Fisher Scientific, Inc.	27,600		16,041,396
Vertex Pharmaceuticals, Inc.	18,479	[a]	7,724,407
Viatris, Inc.	85,939		1,026,112
Waters Corp.	4,192	[a]	1,443,012
West Pharmaceutical Services, Inc.	5,459		2,160,181
Zoetis, Inc.	33,286		5,632,324
			227,217,710
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	20,986	[a]	2,040,679
CoStar Group, Inc.	29,517	[a]	2,851,342
			4,892,021

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc.	115,411	[a]	20,830,531
Analog Devices, Inc.	35,596		7,040,533
Applied Materials, Inc.	59,486		12,267,798
Broadcom, Inc.	31,462		41,700,049
Enphase Energy, Inc.	10,046	[a]	1,215,365
First Solar, Inc.	7,882	[a]	1,330,482
Intel Corp.	301,160		13,302,237
KLA Corp.	9,710		6,783,115
Lam Research Corp.	9,374		9,107,497
Microchip Technology, Inc.	38,177		3,424,859
Micron Technology, Inc.	78,435		9,246,702
Monolithic Power Systems, Inc.	3,495		2,367,583
NVIDIA Corp.	176,596		159,565,082
NXP Semiconductors NV	18,261		4,524,528
ON Semiconductor Corp.	30,412	[a]	2,236,803
Qorvo, Inc.	7,063	[a]	811,044
Qualcomm, Inc.	80,042		13,551,111
Skyworks Solutions, Inc.	11,532		1,249,146
Teradyne, Inc.	10,504	[b]	1,185,166
Texas Instruments, Inc.	64,875		11,301,874
			323,041,505
Software & Services - 12.5%
Accenture PLC, Cl. A	44,832		15,539,220
Adobe, Inc.	32,329	[a]	16,313,213
Akamai Technologies, Inc.	10,858	[a]	1,180,916
Ansys, Inc.	6,282	[a]	2,180,859
Autodesk, Inc.	15,437	[a]	4,020,104
Cadence Design Systems, Inc.	19,366	[a]	6,028,248
Cognizant Technology Solutions Corp., Cl. A	36,361		2,664,898
EPAM Systems, Inc.	4,233	[a]	1,168,985
Fair Isaac Corp.	1,783	[a]	2,228,055
Fortinet, Inc.	45,307	[a]	3,094,921
Gartner, Inc.	5,711	[a]	2,722,262
Gen Digital, Inc.	38,953		872,547
International Business Machines Corp.	65,226		12,455,557
Intuit, Inc.	20,020		13,013,000
Microsoft Corp.	531,203		223,487,726
Oracle Corp.	113,495		14,256,107
Palo Alto Networks, Inc.	22,540	[a]	6,404,290
PTC, Inc.	8,656	[a]	1,635,465
Roper Technologies, Inc.	7,703		4,320,151
Salesforce, Inc.	69,159		20,829,308
ServiceNow, Inc.	14,644	[a]	11,164,586

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Software & Services - 12.5% (continued)
Synopsys, Inc.	10,864	[a]	6,208,776
Tyler Technologies, Inc.	3,064	[a]	1,302,231
Verisign, Inc.	5,917	[a]	1,121,331
			374,212,756
Technology Hardware & Equipment - 7.8%
Amphenol Corp., Cl. A	43,031		4,963,626
Apple, Inc.	1,037,663		177,938,451
Arista Networks, Inc.	17,978	[a]	5,213,260
CDW Corp.	9,722		2,486,693
Cisco Systems, Inc.	291,174		14,532,494
Corning, Inc.	53,790		1,772,918
F5, Inc.	4,423	[a]	838,557
Hewlett Packard Enterprise Co.	94,764		1,680,166
HP, Inc.	62,166		1,878,657
Jabil, Inc.	9,274		1,242,252
Juniper Networks, Inc.	22,918		849,341
Keysight Technologies, Inc.	12,415	[a]	1,941,458
Motorola Solutions, Inc.	11,788		4,184,504
NetApp, Inc.	14,847		1,558,490
Seagate Technology Holdings PLC	13,589	[b]	1,264,456
Super Micro Computer, Inc.	3,473	[a]	3,507,834
TE Connectivity Ltd.	21,953		3,188,454
Teledyne Technologies, Inc.	3,461	[a]	1,485,877
Trimble, Inc.	16,932	[a]	1,089,744
Western Digital Corp.	23,826	[a]	1,625,886
Zebra Technologies Corp., Cl. A	3,726	[a]	1,123,165
			234,366,283
Telecommunication Services - .9%
AT&T, Inc.	510,744		8,989,094
T-Mobile US, Inc.	37,248		6,079,619
Verizon Communications, Inc.	300,310		12,601,008
			27,669,721
Transportation - 1.8%
American Airlines Group, Inc.	46,150	[a]	708,403
C.H. Robinson Worldwide, Inc.	8,843		673,306
CSX Corp.	141,160		5,232,801
Delta Air Lines, Inc.	45,857		2,195,175
Expeditors International of Washington, Inc.	10,578		1,285,967
FedEx Corp.	16,449		4,765,933
J.B. Hunt Transport Services, Inc.	5,678		1,131,342
Norfolk Southern Corp.	16,029		4,085,311
Old Dominion Freight Line, Inc.	12,804		2,808,045
Southwest Airlines Co.	41,422		1,209,108

Description	Shares		Value ($)
Common Stocks - 105.3% (continued)
Transportation - 1.8% (continued)
Uber Technologies, Inc.	146,998	[a]	11,317,376
Union Pacific Corp.	43,545		10,709,022
United Airlines Holdings, Inc.	24,105	[a]	1,154,147
United Parcel Service, Inc., Cl. B	51,664		7,678,820
			54,954,756
Utilities - 2.3%
Alliant Energy Corp.	17,725		893,340
Ameren Corp.	19,434		1,437,339
American Electric Power Co., Inc.	37,577		3,235,380
American Water Works Co., Inc.	13,858		1,693,586
Atmos Energy Corp.	10,784		1,281,894
CenterPoint Energy, Inc.	44,401		1,264,984
CMS Energy Corp.	21,297		1,285,061
Consolidated Edison, Inc.	24,744		2,247,003
Constellation Energy Corp.	22,658		4,188,331
Dominion Energy, Inc.	59,272		2,915,590
DTE Energy Co.	14,375		1,612,013
Duke Energy Corp.	55,054		5,324,272
Edison International	28,155		1,991,403
Entergy Corp.	15,847		1,674,711
Evergy, Inc.	16,528		882,265
Eversource Energy	24,729		1,478,052
Exelon Corp.	70,261		2,639,706
FirstEnergy Corp.	36,205		1,398,237
NextEra Energy, Inc.	146,559		9,366,586
NiSource, Inc.	30,322		838,707
NRG Energy, Inc.	16,523		1,118,442
PG&E Corp.	148,142		2,482,860
Pinnacle West Capital Corp.	7,570		565,706
PPL Corp.	53,626		1,476,324
Public Service Enterprise Group, Inc.	36,503		2,437,670
Sempra	44,954		3,229,046
The AES Corp.	49,717		891,426
The Southern Company	77,906		5,588,976
WEC Energy Group, Inc.	23,043		1,892,291
Xcel Energy, Inc.	39,757		2,136,939
			69,468,140
Total Common Stocks (cost $661,690,740)			3,151,092,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $47,345,297)	5.42	47,345,297	[d]	47,345,297
Total Investments (cost $709,036,037)		106.9%		3,198,437,447
Liabilities, Less Cash and Receivables		(6.9%)		(206,870,267)
Net Assets		100.0%		2,991,567,180

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $37,402,864 and the value of the collateral was $38,121,038, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	196	6/21/2024	51,037,639	52,023,300	985,661
Gross Unrealized Appreciation				985,661

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2024 (Unaudited)

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,151,092,150	-	-	3,151,092,150
Investment Companies	47,345,297	-	-	47,345,297
Other Financial Instruments:
Futures††	985,661	-	-	985,661

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2024, accumulated net unrealized appreciation on investments was $2,490,387,071, consisting of $2,527,469,019 gross unrealized appreciation and $37,081,948 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.